Retirement Plans (Details 2) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Domestic Pension Plans [Member]	Dec. 31, 2012 Foreign Pension Plans [Member]	Dec. 31, 2012 Other Postretirement Benefit Plan [Member]
Accumulated Other Comprehensive loss
Balance at January 1, 2012, Unrecognized Loss (Gain)	$ (120,164)	$ (114,010)	$ 110,801	$ 3,632	$ (423)
Balance at January 1, 2012, Prior Service Cost	679	1,046	1,046
Balance at January 1, 2012, Total			111,847	3,632	(423)
Amortization of retirement benefits, net of tax, Unrecognized Loss			(3,684)	(236)	24
Amortization of retirement benefits, net of tax, Prior Service Cost			(367)
Amortization of retirement benefits, net of tax, Total			(4,051)	(236)	24
Reclassification adjustments, net of tax, Unrecognized Loss (Gain)			8,816	922	138
Reclassification adjustments, net of tax, Prior Service Cost			0
Reclassification adjustments, net of tax, Total			8,816	922	138
Foreign exchange impact, Unrecognized Loss (Gain)				174
Foreign exchange impact, Prior Service Cost
Foreign exchange impact, Total				174
Balance at December 31, 2012, Unrecognized Loss (Gain)	(120,164)	(114,010)	115,933	4,492	(261)
Balance at December 31, 2012,, Prior Service Cost	679	1,046	679
Balance at December 31, 2012, Total			$ 116,612	$ 4,492	$ (261)